employee benefits expense (Tables)	12 Months Ended
Dec. 31, 2019
employee benefits expense
Schedule of employee benefit expenses

Years ended December 31 (millions)	Note	2019	2018
Employee benefits expense – gross
Wages and salaries		$3,017	$2,800
Share-based compensation	14	147	136
Pensions – defined benefit	15(a)	78	95
Pensions – defined contribution	15(f)	92	88
Restructuring costs	16(a)	63	126
Other		184	163
		3,581	3,408
Capitalized internal labour costs, net
Contract acquisition costs	20
Capitalized		(54)	(55)
Amortized		48	45
Contract fulfilment costs	20
Capitalized		(3)	(3)
Amortized		4	3
Property, plant and equipment		(351)	(332)
Intangible assets subject to amortization		(191)	(170)
		(547)	(512)
		$3,034	$2,896